Assets Held and Liability for Employees' Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Severance costs	$ 929	$ 605	$ 830